Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000175155 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000264203 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000264203 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000264203 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[1]
C000264203 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[1]
C000264203 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[1]
C000264203 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
C000264203 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[1]
C000264203 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000264203 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000264203 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.40%
C000264203 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.70%
C000264203 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000264203 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.80%
C000264203 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000264203 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.80%
C000264203 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.40%
C000264203 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000264203 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000264203 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	79.60%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.